Prepayments (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments [Abstract]
Schedule of Prepayments
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Prepayments – inventories and processing fee	64,813,532	36,729,221
Prepayments – others	6,500,722	5,694,920
Prepayments	71,314,254	42,424,141